Employee benefits and KMP disclosures, Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Key management compensation [Abstract]
Salary and Short-term incentive	$ 3,015	$ 3,734	$ 3,709
Post-employment benefits	75	121	101
Share-based payments	3,539	1,884	1,501
Total payments to KMP	$ 6,629	$ 5,739	$ 5,311